As filed with the Securities and Exchange Commission on February 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2010

Date of reporting period:  December 31, 2009

Item 1. Schedules of Investments.

The Teberg Fund
Schedule of Investments
at December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 1.36%
5	Berkshire Hathaway, Inc. - Class A*	$496,000
	TOTAL COMMON STOCKS (Cost $590,955)	496,000

	EQUITY FUNDS - 5.09%
1,700	American EuroPacific Growth Fund - Class A	65,182
18,950	Brandywine Fund*	415,572
3,669	FPA Capital Fund	121,663
6,614	Jennison Dryden Mid Cap Growth Fund - Class A*	150,929
3,309	Mairs & Power Growth Fund	208,889
14,946	MFS Mid Cap Growth Fund - Class A*	106,268
3,464	The Parnassus Fund	120,618
11,664	Seligman Communications & Information Fund - Class A*	452,330
3,571	Vanguard Energy Fund - Investor Class	214,625
	TOTAL EQUITY FUNDS (Cost $1,804,047)	1,856,076

	EXCHANGE-TRADED FUNDS - 14.92%
7,028	Direxion Daily Energy Bull 3X Shares	278,871
18,500	Direxion Daily Small Cap Bull 3X Shares	789,765
4,795	Direxion Daily Technology Bull 3X Shares	758,425
5,820	iShares iBoxx $ High Yield Corporate Bond Fund	511,229
4,000	Pharmaceutical HOLDRs Trust	264,000
13,150	SPDR Barclays Capital High Yield Bond ETF	511,403
13,550	Ultra Dow30 ProShares	593,219
5,468	Ultra Health Care ProShares	273,181
7,780	Ultra Oil & Gas ProShares	268,566
10,350	Ultra QQQ ProShares	612,823
15,180	Ultra S&P500 ProShares	580,028
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,005,992)	5,441,510

	FIXED INCOME FUNDS - 72.41%
1,263,644	BlackRock High Income Fund - Class I	5,496,851
1,079,333	DWS High Income Fund - Institutional Class	4,943,346
990,856	Eaton Vance Income Fund of Boston - Class I	5,489,344
2,255,695	Franklin Income Fund - Class A	4,669,288
1,692,484	John Hancock High Yield Fund - Class A	5,805,221
	TOTAL FIXED INCOME FUNDS (Cost $19,675,425)	26,404,050

	MONEY MARKET FUNDS - 6.27%
2,284,337	Fidelity Institutional Money Market Portfoilio, Class I, 0.20% +	2,284,337
	TOTAL MONEY MARKET FUNDS (Cost $2,284,337)	2,284,337
	Total Investments (Cost $29,360,756) - 100.05%	36,481,973
	Liabilities in Excess of Other Assets - (0.05)%	(17,896)
	NET ASSETS - 100.00%	$36,464,077

* Non-income producing security.
+ Rate shown is the 7-day yield as of December 31, 2009.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows**:

Cost of investments	$29,412,753

Gross unrealized appreciation	$7,317,598
Gross unrealized depreciation	(248,378)
Net unrealized appreciation	$7,069,220

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at December 31, 2009 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the   Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Finance and Insurance	$496,000	$—	$—	$496,000
Total Equity	496,000	—	—	496,000

Exchange-Traded Funds	5,441,510	—	—	5,441,510

Open-End Funds	28,260,126	—	—	28,260,126

Short-Term Investments	2,284,337	—	—	2,284,337

Total Investments in Securities	$36,481,973	$—	$—	$36,481,973

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   2/22/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   2/22/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   2/22/2010

* Print the name and title of each signing officer under his or her signature.